UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-09755
                                    --------------------------

                    Principal LargeCap Stock Index Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                   PRINCIPAL LARGECAP STOCK INDEX FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                     Shares
                                                      Held              Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.38%)
ADVERTISING AGENCIES (0.18%)
                                                                     $
 Interpublic Group /1/                              2,554                 32,666
 Omnicom Group                                      1,152                 82,967
                                                                         115,633
AEROSPACE & DEFENSE (0.78%)
 Boeing                                             5,140                260,855
 Northrop Grumman                                   2,190                115,194
 Raytheon                                           2,729                 91,558
 Rockwell Collins                                   1,081                 36,992
                                                                         504,599
AEROSPACE & DEFENSE EQUIPMENT (0.90%)
 General Dynamics                                   1,213                119,869
 Goodrich                                             717                 23,180
 Lockheed Martin                                    2,736                144,981
 United Technologies                                3,133                292,935
                                                                         580,965
AGRICULTURAL OPERATIONS (0.09%)
 Monsanto                                           1,620                 58,741
AIRLINES (0.11%)
 Delta Air Lines /1/ /2/                              758                  3,934
 Southwest Airlines                                 4,817                 69,702
                                                                          73,636
APPAREL MANUFACTURERS (0.13%)
 Jones Apparel Group                                  768                 28,685
 Liz Claiborne                                        676                 24,464
 VF                                                   669                 33,457
                                                                          86,606
APPLIANCES (0.06%)
 Maytag                                               481                  9,860
 Whirlpool                                            420                 26,225
                                                                          36,085
APPLICATIONS SOFTWARE (3.09%)
 Citrix Systems /1/                                 1,037                 18,272
 Compuware /1/                                      2,354                 11,629
 Intuit /1/                                         1,168                 43,730
 Mercury Interactive /1/                              562                 20,547
 Microsoft                                         65,805              1,872,810
 Parametric Technology /1/                          1,634                  7,418
 Siebel Systems /1/                                 3,064                 24,696
                                                                       1,999,102
ATHLETIC FOOTWEAR (0.20%)
 Nike                                               1,609                116,990
 Reebok International                                 366                 12,466
                                                                         129,456
AUTO-CARS & LIGHT TRUCKS (0.48%)
 Ford Motor                                        11,160                164,275
 General Motors                                     3,441                148,445
                                                                         312,720
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.12%)
 Navistar International /1/                           426                 15,315
 Paccar                                             1,069                 64,097
                                                                          79,412

                                                     Shares
                                                      Held                 Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.09%)
                                                                     $
 Dana                                                 908                 17,516
 Delphi Automotive Systems                          3,416                 32,486
 Visteon                                              790                  8,121
                                                                          58,123
BEVERAGES-NON-ALCOHOLIC (1.97%)
 Coca-Cola                                         14,848                651,233
 Coca-Cola Enterprises                              2,865                 58,446
 Pepsi Bottling Group                               1,569                 43,697
 Pepsico                                           10,406                520,300
                                                                       1,273,676
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                         740                 34,417
BREWERY (0.42%)
 Adolph Coors                                         227                 15,608
 Anheuser-Busch                                     4,903                254,466
                                                                         270,074
BROADCASTING SERVICES & PROGRAMMING (0.21%)
 Clear Channel Communications                       3,745                133,696
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.17%)
 Masco                                              2,670                 80,741
 Vulcan Materials                                     623                 29,667
                                                                         110,408
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 American Standard /1/                              1,310                 49,636
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                             1,565                 47,732
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 Centex                                               752                 31,900
 KB Home                                              285                 18,254
 Pulte                                                773                 42,229
                                                                          92,383
CABLE TV (0.58%)
 Comcast /1/                                       13,670                374,558
CASINO HOTELS (0.05%)
 Harrah's Entertainment                               688                 31,985
CASINO SERVICES (0.11%)
 International Game Technology                      2,127                 68,787
CELLULAR TELECOMMUNICATIONS (0.61%)
 AT&T Wireless Services /1/                        16,626                240,080
 Nextel Communications /1/                          6,765                153,971
                                                                         394,051
CHEMICALS-DIVERSIFIED (0.95%)
 Dow Chemical                                       5,707                227,652
 E. I. Du Pont de Nemours                           6,098                261,421
 Hercules /1/                                         670                  7,913
 PPG Industries                                     1,046                 61,662
 Rohm & Haas                                        1,366                 53,547
                                                                         612,195
CHEMICALS-SPECIALTY (0.12%)
 Eastman Chemical                                     472                 21,089

                                                      Shares
                                                       Held                Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                     $
 Engelhard                                            758                 22,285
 Great Lakes Chemical                                 309                  7,410
 Sigma-Aldrich                                        421                 24,182
                                                                          74,966
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                  1,223                 26,600
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                     873                 35,252
COMMERCIAL BANKS (0.96%)
 AmSouth Bancorp                                    2,147                 52,666
 BB&T                                               3,420                132,456
 First Horizon National                               756                 32,773
 M&T Bank                                             723                 67,405
 Marshall & Ilsley                                  1,354                 52,007
 North Fork Bancorp.                                1,054                 41,159
 Regions Financial                                  2,809                 83,399
 SouthTrust                                         2,011                 78,007
 Synovus Financial                                  1,858                 47,323
 Zions Bancorp                                        546                 33,033
                                                                         620,228
COMMERCIAL SERVICE-FINANCE (0.34%)
 Deluxe                                               304                 13,391
 Equifax                                              835                 20,140
 H&R Block                                          1,066                 52,373
 Moody's                                              913                 62,175
 Paychex                                            2,303                 70,725
                                                                         218,804
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                        873                 11,559
COMPUTER AIDED DESIGN (0.04%)
 Autodesk                                             692                 27,818
COMPUTER SERVICES (0.33%)
 Affiliated Computer Services /1/                     829                 43,025
 Computer Sciences /1/                              1,144                 54,054
 Electronic Data Systems                            2,953                 54,572
 Sungard Data Systems /1/                           1,769                 41,235
 Unisys /1/                                         2,032                 20,808
                                                                         213,694
COMPUTERS (2.22%)
 Apple Computer /1/                                 2,317                 74,932
 Gateway /1/                                        2,271                 10,220
 Hewlett-Packard                                   18,589                374,568
 International Business Machines                   10,274                894,557
 Sun Microsystems /1/                              20,276                 80,090
                                                                       1,434,367
COMPUTERS-INTEGRATED SYSTEMS (0.89%)
 Dell /1/                                          15,381                545,564
 NCR /1/                                              576                 26,744
                                                                         572,308
COMPUTERS-MEMORY DEVICES (0.33%)
 EMC /1/                                           14,899                163,442

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                     $
 Veritas Software /1/                               2,632                 50,166
                                                                         213,608
COMPUTERS-PERIPHERAL EQUIPMENT (0.11%)
 Lexmark International /1/                            791                 70,003
CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
 Clorox                                             1,293                 64,353
 Fortune Brands                                       891                 64,312
                                                                         128,665
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                 343                 24,758
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                652                 17,265
 Pactiv /1/                                           933                 22,000
 Sealed Air /1/                                       514                 24,384
                                                                          63,649
COSMETICS & TOILETRIES (2.47%)
 Alberto-Culver                                       551                 25,688
 Avon Products                                      2,877                123,740
 Colgate-Palmolive                                  3,244                172,581
 Gillette                                           6,118                238,480
 International Flavors &
  Fragrances                                          575                 21,010
 Kimberly-Clark                                     3,056                195,798
 Procter & Gamble                                  15,670                817,190
                                                                       1,594,487
CRUISE LINES (0.28%)
 Carnival                                           3,857                179,775
DATA PROCESSING & MANAGEMENT (0.66%)
 Automatic Data Processing                          3,600                151,128
 First Data                                         5,319                237,280
 Fiserv /1/                                         1,188                 40,701
                                                                         429,109
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                            636                 35,107
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                      1,063                 40,107
 W.W. Grainger                                        554                 29,334
                                                                          69,441
DIVERSIFIED MANUFACTURING OPERATIONS (5.52%)
 3M                                                 4,767                392,610
 Cooper Industries                                    564                 32,075
 Crane                                                363                 10,098
 Danaher                                            1,878                 95,121
 Eaton                                                918                 59,339
 General Electric /3/                              64,340              2,139,305
 Honeywell International                            5,236                196,926
 Illinois Tool Works                                1,889                170,992
 ITT Industries                                       565                 45,172
 Textron                                              839                 51,431
 Tyco International                                12,226                379,006
                                                                       3,572,075

                                                      Shares
                                                       Held                Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.22%)
                                                                     $
 Cendant                                            6,217                142,245
DRUG DELIVERY SYSTEMS (0.04%)
 Hospira /1/                                          951                 24,640
E-COMMERCE-SERVICES (0.51%)
 eBay /1/                                           4,007                313,869
 Monster Worldwide /1/                                714                 15,772
                                                                         329,641
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                   2,572                156,120
 Molex                                              1,155                 33,449
                                                                         189,569
ELECTRIC-GENERATION (0.06%)
 AES /1/                                            3,884                 37,481
ELECTRIC-INTEGRATED (2.46%)
 Allegheny Energy /1/ /2/                             774                 11,486
 Ameren                                             1,174                 52,466
 American Electric Power                            2,412                 75,037
 CenterPoint Energy                                 1,873                 21,746
 Cinergy                                            1,096                 41,922
 CMS Energy /1/ /2/                                   997                  9,003
 Consolidated Edison                                1,469                 60,185
 Constellation Energy Group                         1,027                 39,591
 Dominion Resources                                 1,991                126,349
 DTE Energy                                         1,057                 42,460
 Duke Energy                                        5,577                119,905
 Edison International                               1,986                 53,225
 Entergy                                            1,404                 80,730
 Exelon                                             4,029                140,612
 FirstEnergy                                        2,011                 78,630
 FPL Group                                          1,126                 75,814
 NiSource                                           1,605                 33,223
 PG&E /1/                                           2,555                 72,920
 Pinnacle West Capital                                557                 22,559
 PPL                                                1,083                 50,197
 Progress Energy                                    1,502                 63,294
 Public Service Enterprise Group                    1,442                 56,238
 Southern                                           4,495                131,614
 TECO Energy /2/                                    1,148                 14,809
 TXU                                                1,852                 73,450
 XCEL Energy                                        2,435                 41,638
                                                                       1,589,103
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                        510                  4,473
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.09%)
 Sanmina /1/                                        3,176                 23,312
 Solectron /1/                                      5,861                 32,235
                                                                          55,547
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.38%)
 Advanced Micro Devices /1/ /2/                     2,156                 26,928
 Altera /1/                                         2,282                 47,511
 Applied Micro Circuits /1/                         1,901                  6,844
 Broadcom /1/                                       1,916                 67,750
 Intel                                             39,429                961,279

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                     $
 LSI Logic /1/                                      2,330                 11,860
 Micron Technology /1/ /2/                          3,722                 50,359
 National Semiconductor /1/                         2,187                 37,507
 Nvidia /1/                                         1,012                 15,585
 PMC - Sierra /1/ /2/                               1,077                 12,795
 QLogic /1/                                           568                 13,887
 Texas Instruments                                 10,553                225,095
 Xilinx                                             2,116                 62,274
                                                                       1,539,674
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                   358                  9,415
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                      1,455                 61,372
ELECTRONIC MEASUREMENT INSTRUMENTS (0.13%)
 Agilent Technologies /1/                           2,935                 69,882
 Tektronix                                            516                 15,687
                                                                          85,569
ENGINEERING-RESEARCH & DEVELOPMENT
SERVICES (0.04%)
 Fluor /2/                                            506                 23,048
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                       263                 18,260
ENTERPRISE SOFTWARE & SERVICE (0.77%)
 BMC Software /1/                                   1,358                 21,293
 Computer Associates International                  3,565                 89,981
 Novell /1/ /2/                                     2,358                 16,129
 Oracle /1/                                        31,669                332,841
 Peoplesoft /1/                                     2,225                 40,094
                                                                         500,338
ENTERTAINMENT SOFTWARE (0.14%)
 Electronic Arts /1/                                1,846                 92,540
FIDUCIARY BANKS (0.54%)
 Bank of New York                                   4,739                136,151
 Mellon Financial                                   2,588                 71,118
 Northern Trust                                     1,343                 53,895
 State Street                                       2,049                 87,718
                                                                         348,882
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                 762                 17,656
FINANCE-CONSUMER LOANS (0.16%)
 SLM                                                2,676                101,474
FINANCE-CREDIT CARD (1.10%)
 American Express                                   7,790                391,447
 Capital One Financial                              1,461                101,277
 MBNA                                               7,789                192,310
 Providian Financial /1/                            1,775                 24,566
                                                                         709,600
FINANCE-INVESTMENT BANKER & BROKER (3.89%)
 Bear Stearns                                         639                 53,305
 Charles Schwab                                     8,320                 73,050
 Citigroup                                         31,526              1,389,981
 Goldman Sachs Group                                2,942                259,455

                                                     Shares
                                                      Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                     $
 Lehman Brothers Holdings                           1,689                118,399
 Merrill Lynch                                      5,859                291,310
 Morgan Stanley                                     6,700                330,511
                                                                       2,516,011
FINANCE-MORTGAGE LOAN/BANKER (1.26%)
 Countrywide Credit Industries                      1,703                122,786
 Federal Home Loan Mortgage                         4,197                269,909
 Federal National Mortgage
  Association                                       5,908                419,232
                                                                         811,927
FINANCIAL GUARANTEE INSURANCE (0.21%)
 Ambac Financial Group                                661                 47,004
 MBIA                                                 880                 47,502
 MGIC Investment                                      602                 42,742
                                                                         137,248
FOOD-CONFECTIONERY (0.25%)
 Hershey Foods                                      1,581                 76,584
 Wm. Wrigley Jr.                                    1,369                 82,687
                                                                         159,271
FOOD-FLOUR & GRAIN (0.09%)
 Archer Daniels Midland                             3,962                 61,134
FOOD-MISCELLANEOUS/DIVERSIFIED (0.88%)
 Campbell Soup                                      2,505                 64,103
 ConAgra Foods                                      3,221                 83,746
 General Mills                                      2,305                103,495
 H.J. Heinz                                         2,147                 79,203
 Kellogg                                            2,503                104,275
 McCormick                                            838                 29,975
 Sara Lee                                           4,818                105,803
                                                                         570,600
FOOD-RETAIL (0.29%)
 Albertson's                                        2,243                 54,707
 Kroger /1/                                         4,526                 71,511
 Safeway /1/                                        2,721                 57,494
 Winn-Dixie Stores /2/                                866                  5,473
                                                                         189,185
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Supervalu                                            822                 23,476
 Sysco                                              3,898                134,286
                                                                         157,762
FORESTRY (0.05%)
 Plum Creek Timber                                  1,116                 35,020
GAS-DISTRIBUTION (0.16%)
 KeySpan                                              976                 35,126
 Nicor                                                269                  8,907
 Peoples Energy                                       229                  8,931
 Sempra Energy                                      1,401                 50,086
                                                                         103,050
GOLD MINING (0.17%)
 Newmont Mining                                     2,701                109,309
HEALTH CARE COST CONTAINMENT (0.22%)
 Caremark Rx /1/                                    2,789                 85,064

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (CONTINUED)
                                                                     $
 McKesson                                           1,786                 57,456
                                                                         142,520
HOME DECORATION PRODUCTS (0.06%)
 Newell Rubbermaid                                  1,676                 36,202
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                    1,170                 31,648
HOTELS & MOTELS (0.26%)
 Hilton Hotels                                      2,338                 41,687
 Marriott International                             1,378                 67,246
 Starwood Hotels & Resorts
  Worldwide                                         1,262                 56,790
                                                                         165,723
HUMAN RESOURCES (0.04%)
 Robert Half International                          1,046                 29,100
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                1,429                 18,706
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/ /2/                                    2,536                  9,789
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 Rockwell International                             1,133                 42,386
INDUSTRIAL GASES (0.23%)
 Air Products & Chemicals                           1,385                 71,674
 Praxair                                            1,982                 78,190
                                                                         149,864
INSTRUMENTS-CONTROLS (0.21%)
 Johnson Controls                                   1,158                 65,369
 Parker Hannifin                                      728                 41,773
 Thermo Electron /1/                                1,010                 25,977
                                                                         133,119
INSTRUMENTS-SCIENTIFIC (0.13%)
 Applied Biosystems Group                           1,230                 25,449
 Millipore /1/                                        301                 15,860
 PerkinElmer                                          778                 13,677
 Waters /1/                                           728                 31,944
                                                                          86,930
INSURANCE BROKERS (0.30%)
 Aon                                                1,921                 50,791
 Marsh & McLennan                                   3,190                141,572
                                                                         192,363
INTERNET BROKERS (0.04%)
 E*trade Group /1/                                  2,228                 24,664
INTERNET SECURITY (0.14%)
 Symantec /1/                                       1,901                 88,891
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.23%)
 Federated Investors                                  659                 18,525
 Franklin Resources                                 1,524                 73,533
 Janus Capital Group                                1,459                 19,346
 T. Rowe Price Group                                  772                 35,682
                                                                         147,086

                                                     Shares
                                                      Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.03%)
                                                                     $
 Brunswick                                            577                 22,520
LIFE & HEALTH INSURANCE (0.53%)
 Aflac                                              3,101                122,924
 Jefferson-Pilot                                      853                 41,097
 Lincoln National                                   1,086                 47,458
 Principal Financial Group /4/                      1,947                 66,178
 Torchmark                                            678                 35,446
 UnumProvident                                      1,807                 28,822
                                                                         341,925
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                             1,044                 43,806
MACHINERY-CONSTRUCTION & MINING (0.24%)
 Caterpillar                                        2,084                153,153
MACHINERY-FARM (0.15%)
 Deere                                              1,517                 95,283
MACHINERY-GENERAL INDUSTRY (0.19%)
 Dover                                              1,239                 49,163
 Ingersoll-Rand                                     1,056                 72,537
                                                                         121,700
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                         1,432                 34,712
MEDICAL INSTRUMENTS (1.25%)
 Biomet                                             1,551                 68,228
 Boston Scientific /1/                              5,091                194,782
 Guidant                                            1,913                105,827
 Medtronic                                          7,389                367,012
 St. Jude Medical /1/                               1,074                 73,172
                                                                         809,021
MEDICAL LABORATORY & TESTING SERVICE (0.08%)
 Quest Diagnostics                                    630                 51,710
MEDICAL PRODUCTS (2.19%)
 Baxter International                               3,736                112,342
 Becton Dickinson                                   1,543                 72,876
 Johnson & Johnson                                 18,097              1,000,221
 Stryker                                            2,439                116,291
 Zimmer Holdings /1/                                1,487                113,473
                                                                       1,415,203
MEDICAL-BIOMEDICAL/GENE (1.07%)
 Amgen /1/                                          7,752                440,934
 Biogen Idec /1/                                    2,072                124,320
 Chiron /1/                                         1,151                 52,750
 Genzyme /1/                                        1,380                 70,766
                                                                         688,770
MEDICAL-DRUGS (5.99%)
 Abbott Laboratories                                9,508                374,140
 Allergan                                             800                 60,512
 Bristol-Myers Squibb                              11,853                271,434
 Eli Lilly                                          6,886                438,776
 Forest Laboratories /1/                            2,255                113,404
 King Pharmaceuticals /1/                           1,471                 16,607
 Medimmune /1/                                      1,516                 34,929

                                                     Shares
                                                      Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                     $
 Merck                                             13,546                614,311
 Pfizer                                            46,516              1,486,651
 Schering-Plough                                    8,973                174,614
 Wyeth                                              8,129                287,767
                                                                       3,873,145
MEDICAL-GENERIC DRUGS (0.06%)
 Mylan Laboratories                                 1,637                 24,261
 Watson Pharmaceutical /1/                            663                 16,714
                                                                          40,975
MEDICAL-HMO (0.80%)
 Aetna                                                928                 79,623
 Anthem /1/                                           845                 69,687
 Humana /1/                                           984                 17,820
 UnitedHealth Group                                 4,069                255,940
 Wellpoint Health Networks /1/                        949                 95,944
                                                                         519,014
MEDICAL-HOSPITALS (0.27%)
 HCA                                                2,960                114,404
 Health Management Associates                       1,481                 29,709
 Tenet Healthcare /1/                               2,838                 31,729
                                                                         175,842
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                           541                 16,906
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.24%)
 AmerisourceBergen                                    685                 37,031
 Cardinal Health                                    2,624                116,768
                                                                         153,799
METAL PROCESSORS & FABRICATION (0.02%)
 Worthington Industries                               529                 10,834
METAL-ALUMINUM (0.26%)
 Alcoa                                              5,301                169,791
METAL-COPPER (0.07%)
 Phelps Dodge /1/                                     569                 44,348
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                     1,079                 37,603
MISCELLANEOUS INVESTING (0.36%)
 Apartment Investment & Management                    573                 18,319
 Equity Office Properties Trust                     2,461                 63,863
 Equity Residential Properties
  Trust                                             1,708                 50,471
 Prologis Trust                                     1,105                 37,614
 Simon Property Group                               1,268                 65,442
                                                                         235,709
MONEY CENTER BANKS (2.89%)
 Bank of America                                   12,429              1,056,590
 JP Morgan Chase                                   21,722                810,882
                                                                       1,867,472
MOTORCYCLE & MOTOR SCOOTER (0.17%)
 Harley-Davidson                                    1,799                107,706
MULTI-LINE INSURANCE (3.02%)
 Allstate                                           4,283                201,644

                                                       Shares
                                                        Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                     $
 American International Group                      15,900              1,123,335
 Cigna                                                861                 53,390
 Cincinnati Financial                               1,025                 40,877
 Hartford Financial Services Group                  1,781                115,943
 Loews                                              1,130                 63,992
 MetLife                                            4,607                164,332
 Prudential Financial                               3,207                149,318
 Safeco                                               849                 39,954
                                                                       1,952,785
MULTIMEDIA (2.08%)
 Gannett                                            1,662                138,179
 McGraw-Hill                                        1,161                 87,145
 Meredith                                             307                 16,234
 Time Warner /1/                                   27,795                462,787
 Viacom                                            10,562                354,777
 Walt Disney                                       12,511                288,879
                                                                       1,348,001
NETWORKING PRODUCTS (1.52%)
 Cisco Systems /1/                                 41,218                859,807
 Lucent Technologies /1/                           26,125                 79,681
 Network Appliance /1/                              2,118                 40,899
                                                                         980,387
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Allied Waste Industries /1/                        1,935                 17,880
 Waste Management                                   3,538                 99,559
                                                                         117,439
OFFICE AUTOMATION & EQUIPMENT (0.20%)
 Pitney Bowes                                       1,408                 59,418
 Xerox /1/                                          4,879                 67,623
                                                                         127,041
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                       673                 40,764
OIL & GAS DRILLING (0.22%)
 Nabors Industries /1/                                905                 42,083
 Noble /1/                                            822                 31,828
 Rowan /1/                                            645                 15,751
 Transocean Sedco Forex /1/                         1,956                 55,550
                                                                         145,212
OIL COMPANY-EXPLORATION & PRODUCTION (0.73%)
 Anadarko Petroleum                                 1,535                 91,778
 Apache                                             1,983                 92,269
 Burlington Resources                               2,419                 92,333
 Devon Energy                                       1,462                101,594
 EOG Resources                                        710                 45,121
 Kerr-McGee                                           912                 47,880
                                                                         470,975
OIL COMPANY-INTEGRATED (4.80%)
 Amerada Hess                                         549                 45,759
 ChevronTexaco                                      6,523                623,925
 ConocoPhillips                                     4,181                329,337
 Exxon Mobil                                       39,868              1,845,888
 Marathon Oil                                       2,106                 79,333
 Occidental Petroleum                               2,385                117,509

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                     $
 Unocal                                             1,606                 62,249
                                                                       3,104,000
OIL REFINING & MARKETING (0.17%)
 Ashland                                              429                 22,424
 Sunoco                                               461                 31,426
 Valero Energy                                        785                 58,812
                                                                         112,662
OIL-FIELD SERVICES (0.69%)
 Baker Hughes                                       2,031                 81,849
 BJ Services /1/                                      981                 48,717
 Halliburton                                        2,683                 85,185
 Schlumberger                                       3,592                231,037
                                                                         446,788
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                        323                 19,894
PAPER & RELATED PRODUCTS (0.56%)
 Boise Cascade                                        534                 17,222
 Georgia-Pacific                                    1,554                 52,214
 International Paper                                2,959                127,918
 Louisiana-Pacific                                    663                 15,700
 MeadWestvaco                                       1,228                 36,668
 Temple-Inland                                        338                 23,068
 Weyerhaeuser                                       1,469                 91,078
                                                                         363,868
PHARMACY SERVICES (0.13%)
 Express Scripts /1/                                  475                 31,160
 Medco Health Solutions /1/                         1,654                 50,116
                                                                          81,276
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak                                      1,748                 46,305
PIPELINES (0.19%)
 Dynegy /1/ /2/                                     2,310                  9,702
 El Paso                                            3,907                 30,826
 Kinder Morgan                                        757                 45,428
 Williams                                           3,169                 38,503
                                                                         124,459
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion                          1,220                 18,422
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                              1,324                 42,024
PROPERTY & CASUALTY INSURANCE (0.71%)
 ACE                                                1,727                 70,099
 Chubb                                              1,156                 79,510
 Progressive                                        1,325                101,521
 St. Paul                                           4,066                150,727
 XL Capital                                           842                 59,512
                                                                         461,369
PUBLICLY TRADED INVESTMENT FUND (0.41%)
 iShares S&P 500 Index Fund /2/                     2,380                263,371
PUBLISHING-NEWSPAPERS (0.27%)
 Dow Jones                                            499                 21,148

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                     $
 Knight Ridder                                        479                 31,513
 New York Times                                       906                 37,690
 Tribune                                            1,998                 84,815
                                                                         175,166
REGIONAL BANKS (3.04%)
 Comerica                                           1,055                 61,686
 Fifth Third Bancorp                                3,431                169,354
 Huntington Bancshares                              1,398                 34,195
 KeyCorp                                            2,502                 75,510
 National City                                      4,120                150,380
 PNC Financial Services Group                       1,720                 87,032
 SunTrust Banks                                     1,722                113,566
 U.S. Bancorp                                      11,554                326,978
 Wachovia                                           8,015                355,145
 Wells Fargo                                       10,287                590,577
                                                                       1,964,423
RETAIL-APPAREL & SHOE (0.34%)
 Gap                                                5,488                124,578
 Limited                                            2,873                 58,724
 Nordstrom                                            848                 37,227
                                                                         220,529
RETAIL-AUTO PARTS (0.06%)
 Autozone /1/                                         506                 39,063
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                     1,631                 26,292
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                              1,832                 64,834
RETAIL-BUILDING PRODUCTS (1.07%)
 Home Depot                                        13,550                456,906
 Lowe's                                             4,793                233,515
                                                                         690,421
RETAIL-CONSUMER ELECTRONICS (0.22%)
 Best Buy                                           1,979                 95,309
 Circuit City Stores                                1,211                 17,075
 RadioShack                                           981                 27,419
                                                                         139,803
RETAIL-DISCOUNT (2.92%)
 Big Lots /1/                                         702                  8,593
 Costco Wholesale                                   2,798                113,767
 Dollar General                                     2,010                 38,793
 Family Dollar Stores                               1,046                 29,142
 Target                                             5,569                242,808
 TJX                                                3,018                 70,832
 Wal-Mart Stores                                   26,144              1,385,893
                                                                       1,889,828
RETAIL-DRUG STORE (0.51%)
 CVS                                                2,422                101,409
 Walgreen                                           6,246                227,355
                                                                         328,764
RETAIL-JEWELRY (0.05%)
 Tiffany                                              892                 31,889

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
                                                                     $
 J.C. Penney                                        1,721                 68,840
 May Department Stores                              1,773                 47,038
 Sears Roebuck                                      1,297                 47,574
                                                                         163,452
RETAIL-OFFICE SUPPLIES (0.18%)
 Office Depot /1/                                   1,908                 31,291
 Staples                                            3,032                 87,564
                                                                         118,855
RETAIL-REGIONAL DEPARTMENT STORE (0.25%)
 Dillards                                             509                 11,600
 Federated Department Stores                        1,096                 52,520
 Kohl's /1/                                         2,079                 95,135
                                                                         159,255
RETAIL-RESTAURANTS (0.68%)
 Darden Restaurants                                   981                 20,925
 McDonald's                                         7,675                211,063
 Starbucks /1/                                      2,417                113,502
 Wendy's International                                695                 24,860
 Yum! Brands /1/                                    1,764                 67,720
                                                                         438,070
RETAIL-TOY STORE (0.03%)
 Toys R Us /1/                                      1,304                 21,464
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                 452                 10,599
 Goodyear Tire & Rubber /1/ /2/                     1,069                 11,706
                                                                          22,305
SAVINGS & LOANS-THRIFTS (0.64%)
 Charter One Financial                              1,364                 60,575
 Golden West Financial                                930                 99,426
 Sovereign Bancorp                                  2,154                 46,893
 Washington Mutual                                  5,273                204,593
                                                                         411,487
SCHOOLS (0.14%)
 Apollo Group /1/                                   1,076                 89,900
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.40%)
 Analog Devices                                     2,292                 90,992
 Linear Technology                                  1,887                 73,782
 Maxim Integrated Products                          1,965                 94,517
                                                                         259,291
SEMICONDUCTOR EQUIPMENT (0.41%)
 Applied Materials /1/                             10,277                174,401
 Kla-Tencor /1/                                     1,198                 49,369
 Novellus Systems /1/                                 901                 24,327
 Teradyne /1/                                       1,182                 20,212
                                                                         268,309
STEEL PRODUCERS (0.10%)
 Nucor                                                481                 40,235
 United States Steel                                  691                 26,355
                                                                          66,590
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                               586                 11,749

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.67%)
                                                                     $
 ADC Telecommunications /1/                         4,931                 11,834
 Andrew /1/                                           979                 10,622
 Comverse Technology /1/                            1,192                 20,336
 Qualcomm                                           4,939                341,186
 Scientific-Atlanta                                   933                 28,690
 Tellabs /1/ /2/                                    2,535                 22,587
                                                                         435,255
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.22%)
 CIENA /1/                                          3,461                  9,760
 Corning /1/                                        8,366                103,404
 JDS Uniphase /1/                                   8,780                 30,291
                                                                         143,455
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                          2,705                 39,628
TELEPHONE-INTEGRATED (2.93%)
 ALLTEL                                             1,879                 97,708
 AT&T                                               4,839                 73,069
 BellSouth                                         11,182                302,920
 CenturyTel                                           847                 26,249
 Citizens Communications /1/                        1,753                 25,243
 Qwest Communications
  International /1/                                10,877                 42,312
 SBC Communications                                20,190                511,615
 Sprint                                             8,696                162,441
 Verizon Communications                            16,888                650,863
                                                                       1,892,420
TELEVISION (0.09%)
 Univision Communications /1/                       1,972                 57,129
THERAPEUTICS (0.13%)
 Gilead Sciences /1/                                1,303                 84,226
TOBACCO (1.04%)
 Altria Group                                      12,502                595,095
 RJ Reynolds Tobacco Holdings                         520                 37,414
 UST                                                1,009                 38,292
                                                                         670,801
TOOLS-HAND HELD (0.10%)
 Black & Decker                                       482                 33,697
 Snap-On                                              354                 11,367
 Stanley Works                                        498                 21,115
                                                                          66,179
TOYS (0.10%)
 Hasbro                                             1,075                 19,533
 Mattel                                             2,575                 45,114
                                                                          64,647
TRANSPORT-RAIL (0.42%)
 Burlington Northern Santa Fe                       2,261                 80,220
 CSX                                                1,308                 40,941
 Norfolk Southern                                   2,390                 63,789
 Union Pacific                                      1,579                 88,961
                                                                         273,911
TRANSPORT-SERVICES (1.00%)
 FedEx                                              1,822                149,186

                                                      Shares
                                                       Held                Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                     $
 United Parcel Service                              6,871                494,437
                                                                         643,623
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                       848                 21,649
TRUCKING & LEASING (0.03%)
 Ryder System                                         399                 17,117
WEB PORTALS (0.39%)
 Yahoo /1/                                          8,210                252,868
WIRELESS EQUIPMENT (0.35%)
 Motorola                                          14,290                227,640

                              TOTAL COMMON STOCKS                     62,965,260

                                                    Principal
                                                     Amount                Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.24%)
FINANCE-MORTGAGE LOAN/BANKER (2.24%)
 Investment in Joint Trading
  Account; Federal Home Loan Bank
                                                 $                     $
  1.28%; 08/02/04                                 1,451,000              1,450,948

                           TOTAL COMMERCIAL PAPER                        1,450,948

                                                     Maturity
                                                      Amount               Value
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.77%)
 Goldman Sachs; 1.32%; dated
  7/30/04 maturing 08/02/04
  (collateralized by U.S. Treasury
  Strips and U.S. Treasury;
  $499,870; 05/15/14 -
  11/15/16)/5/                                 $  496,055            $   496,000
                      TOTAL REPURCHASE AGREEMENTS                        496,000
                                                                     -----------

            TOTAL PORTFOLIO INVESTMENTS (100.39%)                     64,912,208

LIABILITIES, NET OF CASH, RECEIVABLES
 AND OTHER ASSETS (-0.39%)                                              (254,914)

                       TOTAL NET ASSETS (100.00%)                    $64,657,294
                                                                    --------------

                            SCHEDULE OF INVESTMENTS
                   PRINCIPAL LARGECAP STOCK INDEX FUND, INC.

                           JULY 31, 2004 (UNAUDITED)


---------------------------------------------------------------------
     Contract                  Opening        Current    Unrealized
       Type    Commitment   Market Value   Market Value  Gain (Loss)
---------------------------------------------------------------------
Futures Contracts

6 S&P 500           Buy       $1,696,275     $1,651,650   $(44,625)
September, 2004
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/4 /Affiliated security.
/5 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  7,814,599
Unrealized Depreciation                       (13,857,492)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (6,042,893)
Cost for federal income tax purposes         $ 70,955,101




 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX
 BASIS)                                           OCTOBER 31, 2003           PURCHASES               SALES         JULY 31,2004
                                                  SHARES     COST    SHARES             COST    SHARES  PROCEEDS  SHARES    COST
                                                  -------  --------  ------            -------  ------  --------  ------  ---------
 PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
   Principal Financial Group                       1,584   $44,522    363              $12,491    --       $--    1,947    $57,013


                                          REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                            DIVIDENDS       ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                            ---------     ------------------  ----------------------------
 PRINCIPAL LARGECAP
 STOCK INDEX FUND, INC.
   Principal Financial Group   $713                $--                      $--

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal LargeCap Stock Index Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------